SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK 10036-6522

(212) 735-3000

Fax: (212) 735-2000

http://www.skadden.com

July 3, 2013

James E. O’Connor

Division of Investment Management

Securities and Exchange Commission

Washington, D.C. 20549

RE:         Apollo Investment Corporation

Dear Mr. O’Connor:

Electronically transmitted herewith for filing on behalf of Apollo Investment Corporation (the “Company”) is the Company’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 415(a)(6) of the Securities Act, the Registration Statement, upon effectiveness, is intended to replace the Fund’s current shelf registration statement (File No. 333-170519) (the “Current Shelf”).

The Fund represents that its Registration Statement is substantially similar to its Post-Effective Amendment No. 8, filed September 14, 2012, to the Fund’s Current Shelf and that the only substantive changes made to the disclosure contained in Post-Effective Amendment No. 8 to the Fund’s Current Shelf are as follows:

o	Financial statements and the notes thereto, the MD&A, dividends declared by the Company, selected financial data, price range of common stock, the Company’s top ten portfolio companies and industries and other related updates were included in the base prospectus (as of the Company’s fiscal year end March 31, 2013) and, where appropriate, in the form of prospectus supplement.

o	The risk factors portion of the Registration Statement was updated to reflect certain factual updates related to the Company, current regulatory conditions and current market conditions.

o	The recent events section (found within the MD&A section) was updated to show the Company’s recent events.

o	The legal proceedings section (found within the Business section) was updated to show the Company’s current legal proceedings.

o	The section Sales of Common Stock Below Net Asset Value was revised to show the current ability of the Company, as approved by its shareholders, to issue shares below net asset value. The section is substantively quite similar to the corresponding section in the Current Shelf.

o	The Management section was revised to show current information about the Board’s composition, each Director’s experience and the duties and compositions of the committees of the Board.

o	Compensations of Directors and Officers were updated.

o	Fees paid to the Company’s investment adviser and its administrator were updated.

o	The Portfolio Companies chart was revised to show information as of March 31, 2013.

o	Other minor factual updates.

As such, the Company hereby requests expedited review of its Registration Statement. If you have any questions, please contact me at (416) 777-4727 or Richard Prins at (212) 735-2790.

Sincerely,

/s/ Steven Grigoriou

Steven Grigoriou

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